Income Taxes, income tax rate reconciliation by item (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax, net of federal benefit, on income tax rate	(5.60%)	[1]	1.00%	[1]	1.50%	[1]
Effect of noncontrolling interests on income tax rate	(0.80%)		(1.40%)		(1.00%)
Effect of correction of deferred taxes on income tax rate	1.50%	[2]
Other differences effect on income tax rate	1.10%		(1.30%)		(0.30%)
Total income tax rate	31.20%		33.30%		35.20%

[1]	Net state income tax benefit is a result of changes in the valuation allowance. These changes primarily relate to the ability to utilize net operating losses as a result of state income tax law changes.
[2]	Reflects TDS Corporate and TDS Telecom's current year stock-based compensation awards impact on Capital in excess of par value. U.S. Cellular’s amounts are included in Adjust investment in subsidiaries for repurchases, issuances and other compensation plans.